JPMorgan U.S. Government Money Market Fund Annual Fund Operating Expenses - Morgan Shares [Member] - JPMorgan U.S. Government Money Market Fund - Morgan	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.10%
Component1 Other Expenses	0.35%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.57%